Investment Strategy - VanEck Pivotal Trends ETF	Oct. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market circumstances, in equity securities, equity instruments, and exchange-traded products (“ETPs”) that provide exposure to equity securities, digital assets, and real assets, as determined by the Adviser. The Fund’s investments in underlying ETPs (“Underlying ETPs”) include ETPs advised or sub-advised by the Adviser or its affiliates and ETPs managed by unaffiliated third-party investment advisers.
Through its investments in Underlying ETPs, the Fund may gain exposure to domestic and foreign (including emerging market) securities of companies of any market capitalization, physical commodities, commodity futures, gold bullion, and/or digital assets. Certain Underlying ETPs may not be registered under the Investment Company Act of 1940, as amended (the "Investment Company Act of 1940"), such s commodity pools, commodity trusts and grantor trusts. Certain of the Underlying ETPs may be concentrated in a particular sector or sectors or industry or group of industries.
The Fund is an equity-focused, “go-anywhere” strategy designed to provide investors with exposure to the Adviser’s highest-conviction investment ideas across asset classes, sectors, geographies, and risk factors. The Adviser utilizes a discretionary investment process that leverages top-down macroeconomic and thematic analysis to identify compelling, pivotal investment opportunities.
The Fund may gain exposure to these opportunities through holdings in publicly traded common stocks of domestic and foreign issuers, American depositary receipts (“ADRs”), and/or global depositary receipts (“GDRs”).
Under normal market circumstances, the fund expects to invest the majority of its net assets in equity securities selected by the Adviser from a broad global universe encompassing both U.S. and international markets, including developed and emerging market countries. The equity securities in the Fund are expected to be primarily U.S.-listed but may also include foreign-listed securities and may include companies of any market capitalization. The number and weighting of individual equity holdings will vary based on the Adviser’s assessment of investment opportunities and risk considerations and is subject to change at the Adviser’s discretion. At times, the Fund may have significant exposure to the Information Technology sector.
The Fund also expects to allocate a portion of its net assets under normal market circumstances, to Underlying ETPs to provide differentiated sources of return and diversification benefits not typically available through individual equity holdings.
The Fund will invest in certain ETPs through a subsidiary, an exempted limited company organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The Fund’s investment in the Subsidiary will generally not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund's fiscal year. The Fund's investment in the Subsidiary, via the Subsidiary’s investment in ETPs, generally provides the Fund with exposure to digital assets, commodities, futures and derivatives of commodities (“Commodities Instruments”) within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions except that, unlike the Fund, it may invest, via its investment in ETPs, without limit in Commodities Instruments. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. The Subsidiary will comply with the Investment Company Act of 1940 provisions governing affiliate transactions and custody of assets.
The Adviser constructs the portfolio seeking to optimize risk-adjusted performance while managing absolute and relative risk through quantitative inputs. Portfolio construction seeks to achieve broad exposure across asset classes, investment themes, risk factors, and individual holdings. The Adviser monitors factor exposures, concentration, liquidity, correlation, and drawdown risk on an ongoing basis, and may rebalance the portfolio as needed in response to changes in the Adviser’s thematic views, individual security assessments, or risk considerations.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, and, therefore, may invest a greater percentage of its assets in a particular issuer. During periods of adverse market, economic, or political conditions, the Fund may temporarily depart from its principal investment strategies and invest a larger portion of its assets in cash, cash equivalents, gold, or short-term fixed income instruments. During such periods, the Fund may not achieve its investment objective. Additionally, the Fund may engage in active and frequent trading of its portfolio securities.

Strategy Portfolio Concentration [Text]	Certain of the Underlying ETPs may be concentrated in a particular sector or sectors or industry or group of industries.